Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Schedule of assets and liabilities that are measured at fair value on a recurring basis

	March 31, 2025
	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in trust account	$433,645	$—	$—
Liabilities:
Public Warrants	$—	$2,270,100	$—
Private Placement Warrants	$—	$2,310,000	$—

	December 31, 2024
	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in trust account	$429,151	$—	$—
Liabilities:
Public Warrants	$—	$2,300,000	$—
Private Placement Warrants	$—	$2,339,000	$—

	December 31, 2024
	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities held in trust account	$429,151	$—	$—
Liabilities
Public Warrants	$—	$2,300,000	$—
Private Placement Warrants	$—	$2,339,000	$—

	December 31, 2023
	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities held in trust account	$44,709,805	$—	$—
Liabilities
Public Warrants	$287,500	$—	$—
Private Placement Warrants	$—	$293,000	$—

Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis

Warrant Liabilities
Level 2 Derivative warrant liabilities as of December 31, 2023	$293,000
Change in fair value of Private Placement Warrant liability	2,046,000
Transfer of Public Warrant liability to Level 2	2,300,000
Level 2 Derivative warrant liabilities as of December 31, 2024	4,639,000
Change in fair value of warrant liabilities	(58,900)
Level 2 Derivative warrant liabilities as of March 31, 2025	$4,580,100

Warrant Liabilities
Level 2 Derivative warrant liabilities as of December 31, 2023	$293,000
Change in fair value of Private Placement Warrant liability	2,046,000
Transfer of Public Warrant liability to Level 2	2,300,000
Level 2 Derivative warrant liabilities as of December 31, 2024	$4,639,000

Schedule of changes in fair value of warrant liabilities

	For the Three Months Ended March 31, 2025
		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities as of December 31, 2024	$2,300,000	$2,339,000	$4,639,000
Change in fair value	(29,900)	(29,000)	(58,900)
Derivative warrant liabilities as of March 31, 2025	$2,270,100	$2,310,000	$4,580,100

	For the Three Months Ended March 31, 2024
		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities as of December 31, 2023	$287,500	$293,000	$580,500
Change in fair value	(221,950)	(226,000)	(447,950)
Derivative warrant liabilities as of March 31, 2024	$65,550	$67,000	$132,550

		Private		Share
	Public	Placement	Warrant	Redemptions
	Warrants	Warrants	Liability	Payable
Derivative warrant liabilities as of December 31, 2022	261,050	266,000	527,050	—
Establishment of share repurchase liability	—	—	—	197,694,657
Share repurchase payment	—	—	—	(197,694,657)
Change in fair value	26,450	27,000	53,450	—
Derivative warrant liabilities as of December 31, 2023	287,500	293,000	580,500	—
Change in fair value	2,012,500	2,046,000	4,058,500	—
Derivative warrant liabilities as of December 31, 2024	$2,300,000	$2,339,000	$4,639,000	$—

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	March 31,
Inputs:	2025	2024
Common stock price	$11.36	$10.80
Exercise price	$11.50	$11.50
Risk-free rate of interest	3.94%	4.16%
Volatility	0.00%	0.00%
Term	5.24	5.71
Warrant to buy one share	$0.01	$0.01
Dividend yield	0.00%	0.00%

	December 31,
Inputs:	2024	2023
Common stock price	$11.14	$10.64
Exercise price	$11.50	$11.50
Risk-free rate of interest	4.37%	3.81%
Volatility	0.00%	0.00%
Term	5.75	5.21
Warrant to buy one share (adjusted for the probability of dissolution)	$0.20	$0.03
Dividend yield	0.00%	0.00%

Schedule of quantitative information regarding Level 3 fair value measurements inputs date

	June 9,	September 30,	October 11,	November 14,	December 13,	January 12,	February 12,
Inputs:	2023	2023	2023	2023	2023	2024	2024
Common stock price	$10.54	$10.56	$10.57	$10.60	$10.62	$10.65	$10.73
Estimated probability of an Initial Business Combination	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Estimated volatility	76.56%	65.96%	64.90%	63.91%	65.52%	66.02%	64.40%
Risk-free rate	5.10%	5.39%	5.31%	5.17%	4.88%	4.60%	4.88%
Time to expiration	1.00	1.00	1.00	1.00	1.00	1.00	1.00

	June 9,	September 30,	October 11,	November 14,	December 13,	January 12,	February 12,
Inputs:	2023	2023	2023	2023	2023	2024	2024
Common stock price	$10.54	$10.56	$10.57	$10.60	$10.62	$10.65	$10.73
Estimated probability of an Initial Business Combination	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Estimated volatility	76.56%	65.96%	64.90%	63.91%	65.52%	66.02%	64.40%
Risk-free rate	5.10%	5.39%	5.31%	5.17%	4.88%	4.60%	4.88%
Time to expiration	1.00	1.00	1.00	1.00	1.00	1.00	1.00